Equity - Dividends Narrative (Details) € / shares in Units, € in Millions										6 Months Ended	12 Months Ended
	Dec. 19, 2024 EUR (€) € / shares	Jun. 20, 2024 EUR (€) € / shares	Apr. 12, 2024 tranche € / shares	Dec. 14, 2023 EUR (€) € / shares	Jun. 15, 2023 EUR (€) € / shares	Mar. 31, 2023 tranche € / shares	Dec. 15, 2022 EUR (€) € / shares	May 25, 2022 EUR (€) allotmentRight	Apr. 08, 2022 tranche € / shares	Dec. 31, 2022 shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)	Jun. 24, 2022 € / shares
Disclosure of classes of share capital [line items]
Dividends paid (EUR per share) | € / shares	€ 0.15	€ 0.15	€ 0.30	€ 0.15	€ 0.15	€ 0.30	€ 0.15		€ 0.30
Number of tranches for dividends payable | tranche			2			2			2
Dividends paid, total amount	€ 847	€ 846		€ 847	€ 851
Number of free-of-charge allotment rights per share | allotmentRight								1
Free-of-charge allotment rights, trading period								15 days
Profit (loss) for the year											€ 209	€ (574)	€ 2,319
Telefónica, S.A.
Disclosure of classes of share capital [line items]
Profit (loss) for the year											€ 563
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends paid, total amount							€ 854	€ 213
Proportion of shareholders issued free-of-charge allotment rights issued in cash (as a percent)								25.54%
Percentage of shareholders issued free-of-charge allotment rights issued in shares														74.46%
Increase (decrease) in number of shares outstanding (shares) | shares										135,464,591
Par value per share (EUR per share) | € / shares			€ 1								€ 1	€ 1		€ 1